Significant accounting policies - Summary of Detailed Information About Property, Plant and Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Core Systems Equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Core Systems Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Fixtures and fittings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Fixtures and fittings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Other property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Other property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year